Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,280,000.00
Previously Paid Amount	0.00
Total Fee Amount	452.97
Total Offset Amount	0.00
Net Fee	452.97
Narrative - Max Aggregate Offering Price	$ 3,280,000.00
Final Prospectus	true